Note 3 - Loans/Leases Receivable (Detail) (USD $)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2012	Dec. 31, 2011
Provision for Lease Losses	$ 617,000
Leveraged Lease Investment		1,095,848	1,043,326
Loans Held-for-sale, Mortgages		4,577,233	3,832,760
Financing Receivable, Modifications, Recorded Investment		12,958,374	20,526,457
Threshold for Related Party Loans Evaluated		60,000
Total [Member]
Financing Receivable, Modifications, Recorded Investment		5,658,781	8,622,874
Commercial and Industrial [Member]
Financing Receivable, Modifications, Recorded Investment		99,804	198,697
Commercial Real Estate Portfolio Segment [Member]
Financing Receivable, Modifications, Recorded Investment		5,173,589	8,074,777
Finance Leases Portfolio Segment [Member]
Financing Receivable, Modifications, Recorded Investment			64,726
Installment and Other Consumer [Member]
Financing Receivable, Modifications, Recorded Investment			284,674
Nonaccrual [Member]
Financing Receivable, Modifications, Number of Contracts		9	5
Financing Receivable, Modifications, Post-Modification Recorded Investment		1,779,126	4,480,398
Residential Real Estate [Member]
Financing Receivable, Modifications, Recorded Investment		64,722
Installment Loans [Member]
Financing Receivable, Modifications, Recorded Investment		$ 320,666